Fair Value Measurements - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements
Forward price		$ 10.00	$ 10.00
Warrant redemption condition minimum share price			$ 18.00
Change in fair value of derivative warrant liabilities	$ 8,493,810	$ 10,659,080	$ (11,248,950)